Trade receivables and contract assets	12 Months Ended
Dec. 31, 2025
Trade Receivables And Contract Assets [Abstract]
Trade receivables and contract assets

21. Trade receivables and contract assets

Trade receivables and contract assets are analyzed as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Trade receivables	309,772	302,655
Allowance for expected credit losses	(7,084)	(6,704)
Total trade receivables	302,688	295,951

Trade receivables are non-interest bearing and credit terms are generally 60 to 90 days. The Group is not exposed to significant concentration of third-party credit risk.

Trade receivables breakdown by geographical area is shown below:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
EMEA	159,156	147,675
APAC	35,828	43,989
North America	101,615	101,416
South America	13,173	9,575
Total Trade Receivables	309,772	302,655

Trade receivables are stated net of an allowance for expected credit losses which has been determined in accordance with IFRS 9 amounting to EUR 7,084 thousand and EUR 6,704 thousand for 2025 and 2024 respectively:

	2025	2024
	(EUR thousand)
At January 1	6,704	6,656
Accruals	1,134	1,411
Releases	(469)	(1,346)
Utilizations	(36)	(25)
Exchange differences and other changes	(249)	8
At December 31	7,084	6,704

Contract assets

Contract assets relate to ongoing customer-specific construction contracts within the Engineering segment, as well as to activities from the In-vitro diagnostic and DDS businesses, both of which are included in the Biopharmaceutical and Diagnostic Solutions segment. As such, the balance of this account fluctuates depending on the number and stage of construction contracts in progress at each reporting date. The Group recognized contract assets of EUR 180,459 thousand at December 31, 2025 and of EUR 168,515 thousand at December 31, 2024. On a gross basis, contract assets amounted to EUR 478,694 thousand (EUR 414,955 thousand at December 31, 2024), net of advance invoices issued of EUR 298,235 thousand (EUR 246,440 thousand at December 31, 2024).